Financial Assets at Amortized Cost (Details) - Schedule of Financial Assets at Amortized Cost - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current items:
Time deposits	$ 27,827,915	$ 6,871,187
Non-current items:
Time deposits	$ 13,643,000